Revenue - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	£ 2,514	£ 2,246	£ 2,006
Future revenues in relation to unfulfilled performance obligations	1,500	6,100	5,000
Revenue from performance obligations satisfied or partially satisfied in previous periods	£ 0	0	0
Weighted average
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue for ccntract liabilities, weighted average amortisation period	22 years
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations	£ 1,500	£ 1,900	£ 1,800
Remaining performance obligation, expected timing of satisfaction, period	26 years
UK Electricity Transmission | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	40 years
UK Electricity Distribution | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	69 years
New England | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	50 years
New York | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	50 years